UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2018
MFS®  Global Growth Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.5%
Rolls-Royce Holdings PLC	200,823	$ 2,486,408
United Technologies Corp.	19,051	2,629,228
		$ 5,115,636
Airlines – 1.0%
Aena S.A.	14,504	$ 3,159,406
Alcoholic Beverages – 3.9%
AmBev S.A., ADR	460,756	$ 3,165,394
Carlsberg Group	9,556	1,227,159
Diageo PLC	90,809	3,265,283
Pernod Ricard S.A.	33,917	5,402,668
		$ 13,060,504
Apparel Manufacturers – 6.1%
Burberry Group PLC	94,929	$ 2,128,254
Compagnie Financiere Richemont S.A.	13,402	1,286,131
LVMH Moet Hennessy Louis Vuitton S.A.	17,545	5,502,385
NIKE, Inc., “B”	116,165	7,924,776
VF Corp.	42,119	3,417,536
		$ 20,259,082
Broadcasting – 0.3%
Walt Disney Co.	9,608	$ 1,044,101
Brokerage & Asset Managers – 2.0%
Blackstone Group LP	133,101	$ 4,864,841
Charles Schwab Corp.	30,735	1,639,405
		$ 6,504,246
Business Services – 12.1%
Accenture PLC, “A”	46,618	$ 7,491,513
Brenntag AG	14,474	938,403
Cognizant Technology Solutions Corp., “A”	59,018	4,602,224
Compass Group PLC	116,759	2,457,692
Experian Group Ltd.	234,556	5,405,147
Fidelity National Information Services, Inc.	45,899	4,698,222
Fiserv, Inc. (a)	37,753	5,317,132
Intertek Group PLC	55,721	3,974,761
Verisk Analytics, Inc., “A” (a)	53,964	5,399,098
		$ 40,284,192
Cable TV – 1.5%
Comcast Corp., “A”	119,901	$ 5,099,390
Chemicals – 0.9%
PPG Industries, Inc.	25,372	$ 3,012,418
Computer Software – 2.9%
Dassault Systemes S.A.	13,768	$ 1,587,659
Microsoft Corp.	85,266	8,101,123
		$ 9,688,782
Computer Software - Systems – 1.2%
Apple, Inc.	22,956	$ 3,843,523
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.1%
Sherwin-Williams Co.	8,399	$ 3,503,307
Consumer Products – 8.7%
Colgate-Palmolive Co.	57,316	$ 4,255,140
Coty, Inc., “A”	189,826	3,722,488
Estee Lauder Cos., Inc., “A”	41,744	5,633,770
Kose Corp.	26,000	4,494,094
L’Oréal S.A.	16,725	3,802,058
Reckitt Benckiser Group PLC	70,636	6,822,900
		$ 28,730,450
Electrical Equipment – 2.2%
Amphenol Corp., “A”	39,634	$ 3,676,846
Fortive Corp.	13,817	1,050,368
Mettler-Toledo International, Inc. (a)	3,941	2,661,200
		$ 7,388,414
Electronics – 4.5%
Samsung Electronics Co. Ltd.	977	$ 2,289,445
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	155,242	7,034,015
Texas Instruments, Inc.	50,870	5,578,913
		$ 14,902,373
Entertainment – 0.5%
Twenty-First Century Fox, Inc.	44,031	$ 1,624,744
Food & Beverages – 3.7%
Chr. Hansen Holding A.S.	10,678	$ 933,401
Danone S.A.	33,835	2,917,865
Nestle S.A.	74,904	6,471,963
PepsiCo, Inc.	16,587	1,995,416
		$ 12,318,645
Food & Drug Stores – 1.1%
Sundrug Co. Ltd.	86,200	$ 3,712,613
Gaming & Lodging – 1.3%
Paddy Power Betfair PLC	36,226	$ 4,204,851
General Merchandise – 1.3%
Dollarama, Inc.	17,690	$ 2,418,784
Lojas Renner S.A.	151,264	1,797,506
		$ 4,216,290
Insurance – 1.7%
Aon PLC	40,529	$ 5,762,008
Internet – 6.9%
Alibaba Group Holding Ltd., ADR (a)	21,536	$ 4,399,589
Alphabet, Inc., “A” (a)	10,780	12,744,332
Baidu, Inc., ADR (a)	11,713	2,892,174
Naver Corp.	3,460	2,948,541
		$ 22,984,636
Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	35,297	$ 4,481,307
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.0%
Colfax Corp. (a)	40,355	$ 1,615,007
Daikin Industries Ltd.	25,700	3,101,962
Schindler Holding AG	7,076	1,774,417
		$ 6,491,386
Medical & Health Technology & Services – 0.9%
CVS Health Corp.	28,739	$ 2,261,472
Express Scripts Holding Co. (a)	10,071	797,422
		$ 3,058,894
Medical Equipment – 5.5%
Abbott Laboratories	66,361	$ 4,125,000
Cooper Cos., Inc.	6,440	1,575,675
Danaher Corp.	24,880	2,519,847
Sonova Holding AG	13,343	2,151,796
Thermo Fisher Scientific, Inc.	25,009	5,604,767
Waters Corp. (a)	9,940	2,143,163
		$ 18,120,248
Oil Services – 0.7%
Schlumberger Ltd.	33,416	$ 2,458,749
Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	12,518	$ 2,899,544
HDFC Bank Ltd.	154,472	5,034,009
Julius Baer Group Ltd.	46,606	3,199,703
Mastercard, Inc., “A”	20,250	3,422,250
Visa, Inc., “A”	38,672	4,804,223
		$ 19,359,729
Pharmaceuticals – 3.8%
Bayer AG	35,527	$ 4,649,923
Roche Holding AG	18,073	4,455,385
Zoetis, Inc.	46,555	3,572,165
		$ 12,677,473
Printing & Publishing – 1.5%
Moody's Corp.	31,525	$ 5,100,430
Railroad & Shipping – 2.0%
Adani Ports and Special Economic Zone Ltd.	195,750	$ 1,318,451
Union Pacific Corp.	39,128	5,223,588
		$ 6,542,039
Restaurants – 3.2%
Starbucks Corp.	112,438	$ 6,387,603
Whitbread PLC	76,168	4,197,190
		$ 10,584,793
Specialty Chemicals – 4.1%
Croda International PLC	65,434	$ 4,165,926
Ecolab, Inc.	35,819	4,931,560
Sika AG	304	2,634,177
Symrise AG	23,433	1,959,720
		$ 13,691,383
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.7%
AutoZone, Inc. (a)	2,162	$ 1,654,881
TJX Cos., Inc.	51,341	4,123,709
		$ 5,778,590
Total Common Stocks		$328,764,632
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.44% (v)	3,519,098	$ 3,518,746
Other Assets, Less Liabilities – (0.1)%		(322,514)
Net Assets – 100.0%		$331,960,864
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,518,746 and $328,764,632, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$188,095,878	$—	$—	$188,095,878
United Kingdom	34,903,561	—	—	34,903,561
Switzerland	21,973,572	—	—	21,973,572
France	19,212,634	—	—	19,212,634
Japan	—	11,308,669	—	11,308,669
Germany	7,548,047	—	—	7,548,047
China	7,291,763	—	—	7,291,763
Taiwan	7,034,015	—	—	7,034,015
India	5,034,009	1,318,451	—	6,352,460
Other Countries	22,754,588	2,289,445	—	25,044,033
Mutual Funds	3,518,746	—	—	3,518,746
Total	$317,366,813	$14,916,565	$—	$332,283,378
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $5,812,545 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,982,550 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,515,847	13,257,419	(13,254,168)	3,519,098
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(20)	$(151)	$—	$12,146	$3,518,746

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:
United States	57.6%
United Kingdom	10.5%
Switzerland	6.6%
France	5.8%
Japan	3.4%
Germany	2.3%
China	2.2%
Taiwan	2.1%
India	1.9%
Other Countries	7.6%
6

Quarterly Report

January 31, 2018

MFS® Strategic Income Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 77.0%
Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027	$684,000	$679,260

Asset-Backed & Securitized - 21.0%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.872% (U.S. LIBOR-3mo. + 2.15%), 7/15/2026 (n)	$1,710,000	$1,714,215
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.145% (U.S. LIBOR-3mo. + 2.4%), 1/21/2027 (n)	869,893	870,920
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	112,223	112,138
Babson CLO Ltd., 2013-IA, “BR”, FLR, 2.995% (U.S. LIBOR-3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,750,620
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.931% (U.S. LIBOR-3mo. + 2.2%), 10/17/2026 (n)	1,710,000	1,709,913
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)	252,802	224,815
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	1,748,616	1,791,770
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026 (z)	2,000,000	2,005,763
Cent CLO LP, 2012-16AR, “A1BR”, FLR, 4.973% (U.S. LIBOR-3mo. + 3.2%), 8/01/2024 (z)	1,685,000	1,681,748
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (U.S. LIBOR-3mo. + 1.7%), 7/27/2026 (n)	944,440	949,659
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (U.S. LIBOR-3mo. + 2.4%), 7/27/2026 (n)	1,633,430	1,632,523
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,283,162
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	1,272,123	1,280,629
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	1,750,000	1,726,628
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	1,750,000	1,792,473
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	943,747	944,128
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,869,727
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	664,113	671,835
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,750,000	1,761,027
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,285,000	1,277,472
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	684,900	76,229
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	555,000	555,567
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.834% (U.S. LIBOR-3mo. + 2.1%), 4/18/2026 (n)	2,130,000	2,129,527
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.872% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	462,896	466,048
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,285,000	1,286,749
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.972% (U.S. LIBOR-3mo. + 2.25%), 7/15/2026 (n)	1,700,000	1,698,876
Falcon Franchise Loan LLC, 7.553%, 1/05/2023 (i)(z)	71,494	2,855
First Union-Lehman Brothers Bank of America, 1.131%, 11/18/2035 (i)	870,966	15,276
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,753,631
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	1,740,000	1,712,806
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	993,042	997,434
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	1,748,753	1,752,798
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.816% (U.S. LIBOR-3mo. + 2.38%), 11/18/2026 (n)	1,700,000	1,697,027
Invitation Homes Trust, 2018-SFR1, “C”, 2.818%, 3/17/2037 (z)	870,000	873,827
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	774,109
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.04%, 6/15/2049	403,231	408,932
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 3.928% (U.S. LIBOR-3mo. + 2.15%), 1/18/2028 (z)	500,000	500,000
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,630,356
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,062,346
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	785,723	5,490
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,455,315
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.295% (U.S. LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,700,000	1,709,216
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 7/15/2027 (z)	1,500,000	1,499,016
Parallel Ltd., 2015-1A, “DR”, FLR, 4.295% (U.S. LIBOR-3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,750,362
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 3.936% (U.S. LIBOR-3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,739,253
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,283,125
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.981% (U.S. LIBOR-3mo. + 2.25%), 7/17/2026 (n)	1,710,000	1,721,700
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	236,866	235,527
Silver Spring CLO Ltd., FLR, 4.472% (U.S. LIBOR-3mo. + 2.75%), 10/15/2026 (n)	1,720,000	1,735,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	$1,748,753	$1,764,336
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.58%, 12/15/2050	1,750,000	1,772,152
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	1,750,000	1,783,605
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.884% (U.S. LIBOR-3mo. + 2.15%), 1/18/2026 (n)	1,710,000	1,721,746
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	1,750,000	1,774,906
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	1,970,000	1,969,317
West CLO Ltd., 2014-1A, “CR”, FLR, 4.734% (U.S. LIBOR-3mo. + 3%), 7/18/2026 (n)	1,740,000	1,758,867

		$72,124,904
Automotive - 0.8%
General Motors Co., 4.2%, 10/01/2027	$866,000	$870,978
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,984,000	1,990,904

		$2,861,882
Broadcasting - 0.2%
Time Warner, Inc., 3.8%, 2/15/2027	$701,000	$689,898

Brokerage & Asset Managers - 0.2%
Raymond James Financial, 4.95%, 7/15/2046	$658,000	$739,412

Building - 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$1,057,000	$1,028,927
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,097,037

		$2,125,964
Cable TV - 1.3%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$1,138,000	$1,133,994
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	1,287,000	1,258,325
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	978,962
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,177,413

		$4,548,694
Computer Software - 2.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,576,000	$1,581,667
Microsoft Corp., 4.25%, 2/06/2047	3,005,000	3,326,638
Oracle Corp., 3.25%, 11/15/2027	2,185,000	2,163,857

		$7,072,162
Computer Software - Systems - 0.5%
Apple, Inc., 4.25%, 2/09/2047	$1,705,000	$1,832,478

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$71,986

Consumer Products - 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$921,000	$934,419
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	3,256,000	3,126,784

		$4,061,203
Consumer Services - 0.5%
Priceline Group, Inc., 3.55%, 3/15/2028	$1,679,000	$1,643,451

Containers - 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	$200,000	$203,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 1.3%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$700,000	$703,534
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		218,000	231,088
Bank of China Ltd., 2.709%, 7/12/2019		700,000	702,829
Export-Import Bank of India, 3.875%, 2/01/2028 (z)		300,000	297,912
Gaz Capital S.A., 7.288%, 8/16/2037		288,000	361,478
Pertamina, 6%, 5/03/2042 (n)		201,000	226,655
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		846,000	853,064
Petroleos Mexicanos, 5.625%, 1/23/2046		353,000	324,760
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		689,000	787,906

			$4,489,226
Emerging Market Sovereign - 2.5%
Government of Malaysia, 3.58%, 9/28/2018	MYR	3,645,000	$937,153
Government of Ukraine, 7.75%, 9/01/2021		$780,000	848,952
Government of Ukraine, 7.375%, 9/25/2032 (n)		872,000	884,855
Kingdom of Saudi Arabia, 3.625%, 3/04/2028 (n)		200,000	195,500
Republic of Argentina, 5.875%, 1/11/2028		664,000	646,072
Republic of Argentina, 7.125%, 7/06/2036		945,000	966,735
Republic of Ecuador, 8.875%, 10/23/2027 (n)		200,000	217,750
Republic of Ecuador, 7.875%, 1/23/2028 (z)		200,000	203,100
Republic of El Salvador, 7.65%, 6/15/2035		644,000	706,790
Republic of El Salvador, 7.625%, 2/01/2041		150,000	164,625
Republic of Paraguay, 6.1%, 8/11/2044		303,000	346,178
Republic of South Africa, 10.5%, 12/21/2026	ZAR	7,714,000	732,508
Republic of Sri Lanka, 6.825%, 7/18/2026		$574,000	628,123
Republic of Turkey, 5.125%, 2/17/2028		200,000	196,318
Republic of Turkey, 5.75%, 5/11/2047		409,000	388,346
Russian Federation, 5.25%, 6/23/2047 (n)		600,000	631,500

			$8,694,505
Energy - Independent - 0.7%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)		$874,000	$923,867
Canadian Oil Sands Co., 4.5%, 4/01/2022 (z)		822,000	843,605
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		200,000	199,188
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		602,000	599,557

			$2,566,217
Energy - Integrated - 0.7%
Shell International Finance B.V., 2.875%, 5/10/2026		$2,275,000	$2,228,974

Food & Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$904,000	$932,457
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,780,000	1,794,005
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		874,509	925,494
Kraft Foods Group, Inc., 5%, 6/04/2042		1,731,000	1,837,970
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		569,000	560,465
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		1,051,000	1,072,893

			$7,123,284
Insurance - 1.1%
American International Group, Inc., 3.75%, 7/10/2025		$1,461,000	$1,476,973
American International Group, Inc., 3.9%, 4/01/2026		1,706,000	1,733,553
American International Group, Inc., 4.7%, 7/10/2035		355,000	379,729
American International Group, Inc., 4.5%, 7/16/2044		315,000	325,538

			$3,915,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 3.75%, 10/15/2047	$1,530,000	$1,520,516

Insurance - Property & Casualty - 0.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,568,490

International Market Quasi-Sovereign - 0.4%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$1,530,000	$1,521,662

Local Authorities - 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$2,500,000	$2,065,150

Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$1,897,000	$1,882,560

Major Banks - 7.5%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$779,130
Bank of America Corp., 4.125%, 1/22/2024	1,371,000	1,434,297
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,165,519
Barclays PLC, 3.25%, 1/12/2021	2,086,000	2,092,767
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	334,133
Credit Suisse Group AG, 3.869% to 1/12/2018, FLR to 1/12/2029 (z)	1,361,000	1,352,584
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	950,000	956,191
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,063,000	1,165,380
Goldman Sachs Group, Inc., 3%, 4/26/2022	960,000	953,373
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,485,909
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,074,944
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR to 7/24/2038	1,731,000	1,746,579
Morgan Stanley, 7.3%, 5/13/2019	250,000	264,932
Morgan Stanley, 5.625%, 9/23/2019	420,000	440,078
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,024,473
Morgan Stanley, 3.625%, 1/20/2027	3,107,000	3,113,553
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,179,395

		$25,563,237
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$2,216,000	$2,221,209
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	640,000	639,081

		$2,860,290
Medical Equipment - 0.4%
Abbott Laboratories, 4.75%, 11/30/2036	$1,279,000	$1,421,523

Metals & Mining - 0.9%
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)	$336,000	$359,957
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	979,865
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	481,931
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,170,000	1,145,079

		$2,966,832
Midstream - 0.8%
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	$2,220,000	$2,628,114

Mortgage-Backed - 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$128,874	$136,965
Fannie Mae, 6.5%, 5/01/2031	24,923	28,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6%, 11/01/2034	$225,430	$254,937
Freddie Mac, 4.224%, 3/25/2020	818,658	845,614
Freddie Mac, 0.883%, 4/25/2024 (i)	99,921	4,593

		$1,270,279
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$482,790

Network & Telecom - 0.9%
AT&T, Inc., 5.45%, 3/01/2047	$1,961,000	$2,089,791
AT&T, Inc., 5.15%, 2/14/2050	817,000	826,417

		$2,916,208
Oils - 1.3%
Andeavor, 3.8%, 4/01/2028	$469,000	$461,353
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,706,000	1,807,372
Phillips 66, 4.875%, 11/15/2044	1,923,000	2,169,809

		$4,438,534
Other Banks & Diversified Financials - 0.8%
Compass Bank, 2.875%, 6/29/2022	$1,931,000	$1,892,520
Kazkommertsbank JSC, 5.5%, 12/21/2022	691,000	690,060

		$2,582,580
Pharmaceuticals - 1.4%
Gilead Sciences, Inc., 3.65%, 3/01/2026	$1,051,000	$1,074,649
Johnson & Johnson, 2.9%, 1/15/2028	2,186,000	2,140,807
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	1,682,000	1,631,174

		$4,846,630
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,364,111

Telecommunications - Wireless - 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,096,972
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	848,387
Crown Castle International Corp., 3.65%, 9/01/2027	443,000	431,839
Digicel Group Ltd., 6%, 4/15/2021 (n)	316,000	312,840
Digicel Ltd., 6%, 4/15/2021	391,000	387,090
SBA Tower Trust, 2.898%, 10/08/2044 (n)	1,061,000	1,063,682

		$5,140,810
Tobacco - 0.9%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$2,091,000	$2,044,035
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	687,345
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	522,740

		$3,254,120
Transportation - Services - 0.1%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$288,000	$303,120

U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$9,152,000	$10,072,920
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,890,000	5,411,207
U.S. Treasury Notes, 1.375%, 12/15/2019	11,500,000	11,341,426
U.S. Treasury Notes, 1.5%, 4/15/2020	17,500,000	17,240,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.75%, 2/28/2022	$17,350,000	$16,885,074

		$60,950,861
Utilities - Electric Power - 1.4%
Dominion Resources, Inc., 3.9%, 10/01/2025	$1,065,000	$1,092,621
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	1,858,000	1,817,275
FirstEnergy Corp., 4.85%, 7/15/2047	1,589,000	1,751,688

		$4,661,584
Total Bonds		$263,882,544

Common Stocks - 0.0%
Energy - Independent - 0.0%
Frontera Energy Corp.	2,760	$98,173

Investment Companies (h) - 23.7%
Bond Funds - 21.7%
MFS High Yield Pooled Portfolio (v)	7,995,525	$74,438,335

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 1.44% (v)	6,833,331	$6,832,648
Total Investment Companies		$81,270,983

Other Assets, Less Liabilities - (0.7)%		(2,254,531)
Net Assets - 100.0%		$342,997,169

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $81,270,983 and $263,980,717, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,920,899, representing 18.3% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$252,802	$224,815
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	930,193	923,867
Canadian Oil Sands Co., 4.5%, 4/01/2022	10/26/17	856,985	843,605
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	2,000,000	2,005,763
Cent CLO LP, 2012-16AR, “A1BR”, FLR, 4.973% (U.S. LIBOR-3mo. + 3.2%), 8/01/2024	5/04/16	1,685,000	1,681,748
Credit Suisse Group AG, 3.869% to 1/12/2018, FLR to 1/12/2029	1/05/18	1,366,300	1,352,584
Export-Import Bank of India, 3.875%, 2/01/2028	1/25/18	299,457	297,912
Falcon Franchise Loan LLC, 7.553%, 1/05/2023	1/18/02	862	2,855

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	$1,739,626	$1,712,806
Invitation Homes Trust, 2018-SFR1, “C”, 2.818%, 3/17/2037	1/26/18	870,000	873,827
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 3.928% (U.S. LIBOR-3mo. + 2.15%), 1/18/2028	1/18/18	500,000	500,000
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	704	5,490
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	1,500,000	1,499,016
Republic of Ecuador, 7.875%, 1/23/2028	1/18/18	200,000	203,100
Total Restricted Securities			$12,127,388
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	5,403,716	USD	275,797	JPMorgan Chase Bank N.A.	3/28/2018	$12,027
RUB	20,788,000	USD	350,474	JPMorgan Chase Bank N.A.	2/6/2018	19,147
TRY	1,999,000	USD	517,943	JPMorgan Chase Bank N.A.	3/28/2018	5,832

						$37,006

Liability Derivatives
USD	275,946	MXN	5,403,000	Brown Brothers Harriman	3/28/2018	$(11,840)
USD	516,609	TRY	1,999,000	Deutsche Bank AG	3/28/2018	(7,166)
USD	348,205	RUB	20,788,000	JPMorgan Chase Bank N.A.	2/6/2018	(21,416)
USD	695,100	ZAR	8,682,489	JPMorgan Chase Bank N.A.	3/28/2018	(31,992)

						$(72,414)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Ultra U.S. Treasury Note 10 yr	Short	USD	75	$9,765,234	March - 2018	$132,737

Liability Derivatives
Interest Rate Futures
Ultra U.S. Treasury Bond 30 yr	Long	USD	20	$3,238,750	March - 2018	$(24,259)

At January 31, 2018, the fund had liquid securities with an aggregate value of $44,025 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$98,173	$—	$—	$98,173
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	60,950,861	—	60,950,861
Non-U.S. Sovereign Debt	—	16,069,502	—	16,069,502
Municipal Bonds	—	2,065,150	—	2,065,150
U.S. Corporate Bonds	—	80,853,681	—	80,853,681
Residential Mortgage-Backed Securities	—	2,144,107	—	2,144,107
Commercial Mortgage-Backed Securities	—	27,552,128	—	27,552,128
Asset-Backed Securities (including CDOs)	—	43,698,948	—	43,698,948
Foreign Bonds	—	30,548,167	—	30,548,167
Mutual Funds	81,270,983	—	—	81,270,983
Total	$81,369,156	$263,882,544	$—	$345,251,700

Other Financial Instruments
Futures Contracts – Assets	$132,737	$—	$—	$132,737
Futures Contracts – Liabilities	(24,259)	—	—	(24,259)
Forward Foreign Currency Exchange Contracts – Assets	—	37,006	—	37,006
Forward Foreign Currency Exchange Contracts – Liabilities	—	(72,414)	—	(72,414)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		9,745,192	283,267	(2,032,934)	7,995,525
MFS Institutional Money Market Portfolio		647,019	45,327,780	(39,141,468)	6,833,331

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,721,641)	$394,272	$—	$1,095,459	$74,438,335
MFS Institutional Money Market Portfolio	(721)	—	—	41,363	6,832,648

	$(1,722,362)	$394,272	$—	$1,136,822	$81,270,983

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.